Supplemental Cash Flow Information - Reconciliation of movements of liabilities to cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 2,807	$ 1,284
Changes from financing cash flows:
Net issuance of commercial paper	(2,343)	1,473
Realized foreign exchange (gains) and losses	38	(19)
Non-cash changes:
Unrealized foreign exchange losses and (gains)	(8)	69
Liabilities arising from financing activities at end of period	494	2,807
Current Portion of Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	317	310
Changes from financing cash flows:
Realized foreign exchange (gains) and losses		15
Lease liability payments	(331)	(329)
Non-cash changes:
Unrealized foreign exchange losses and (gains)	(3)
Reclassification of lease obligations	365	321
Liabilities arising from financing activities at end of period	348	317
Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	2,695	2,540
Non-cash changes:
Unrealized foreign exchange losses and (gains)	(14)	(25)
Lease derecognition	(682)	(22)
Reclassification of lease obligations	(365)	(321)
New lease liabilities	1,844	523
Liabilities arising from financing activities at end of period	3,478	2,695
Current Portion of Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	0	231
Changes from financing cash flows:
Repayment of long-term debt		(233)
Realized foreign exchange (gains) and losses		2
Non-cash changes:
Liabilities arising from financing activities at end of period	0	0
Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	9,800	13,989
Changes from financing cash flows:
Net issuance of commercial paper	1,500
Debt issuance costs	(8)
Repayment of long-term debt	(5)	(4,895)
Loss on extinguishment of long-term debt		32
Realized foreign exchange (gains) and losses	5	(91)
Other	(3)	(13)
Non-cash changes:
Unrealized foreign exchange losses and (gains)	(202)	778
Liabilities arising from financing activities at end of period	11,087	9,800
Partnership Liability
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	413	427
Changes from financing cash flows:
Distributions to non-controlling interest	(16)	(14)
Other	1
Non-cash changes:
Liabilities arising from financing activities at end of period	398	413
Dividends Payable
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	0	0
Changes from financing cash flows:
Dividends paid on common shares	(2,749)	(2,596)
Non-cash changes:
Dividends declared on common shares	2,749	2,596
Liabilities arising from financing activities at end of period	$ 0	$ 0